COLLABORATIVE ARRANGEMENTS (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues									$ 28,891	$ 46,042	$ 52,392
Research and Development Expense	1,869	1,532	1,761	1,602	11,211	2,339	1,534	2,739	6,764	17,823	14,556
Collaborative Arrangement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues									0	72	2,092
Cost of Revenue, Total									0	91	2,092
MRgRT platform [Member] | Collaborative Arrangement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues										834	3,001
Research and Development Expense										8,294
Cost of Revenue, Total										958	1,582
Research and Development
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Research and Development Expense									313	157	0
Research and Development | Validation Projects [Member] | Collaborative Arrangement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Allocation Of Advance Payments Received									$ 230	$ 230	$ 230